UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from June 1, 2007 to June 30, 2007
                         ------------------------------

                    Commission File Number of issuing entity:
                                  333-140609-02

                      GMACM HOME EQUITY LOAN TRUST 2007-HE2
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-140609

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
                               ------------------
               (Exact name of sponsor as specified in its charter)

                 New York                                     None
----------------------------------------             ---------------------------
(State or other jurisdiction of                          (I.R.S. Employer
incorporation or organization of the                    Identification No.)
          issuing entity)


   c/o GMAC Mortgage, LLC, as Servicer
             100 Witmer Road

            Horsham, PA                                       19044
----------------------------------------                  ---------------
(Address of principal executive offices of                  (Zip Code)
           issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)



             Title of Class                Registered/reported pursuant to (check one)
                                                                                         Name of exchange
                                         Section 12(b)  Section 12(g)    Section 15(d)  (If Section 12(b))

  Mortgage Pass Through Certificates,
    Series 2007-HE2, in the classes
            specified herein                 [___]           [___]            [ X ]        _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes   X_        No __


                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2 (the "Notes") dated June 28, 2007, and related Prospectus dated April 17, 2007 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5 and Class A-6.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.
ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      July 2007 Monthly Statement to Noteholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.1 Servicing Agreement, dated as of June 28, 2007, among GMAC Mortgage, LLC, as servicer, the GMACM Home Equity Loan Trust
            2007-HE2, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2007).

Exhibit 4.2 Trust Agreement, dated as of June 28, 2007, between Residential Asset Mortgage Products, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2007).

Exhibit 4.3 Indenture, dated as of June 28, 2007, between the GMACM Home Equity Loan Trust 2007-HE2, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2007).

Exhibit 10.1 Mortgage Loan Purchase Agreement, dated as of June 28, 2007, among GMAC Mortgage, LLC, as seller and servicer, Walnut Grove Mortgage Loan Trust 2003-A, as seller, Residential Asset Mortgage Products, Inc., as purchaser, GMACM Home Equity Loan Trust 2007-HE2, as issuer, and The Bank of New York Trust Company, N.A., as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2007).

Exhibit 10.2 The Financial Guaranty Insurance Policy, dated as of June 28, 2007, Policy No. 07030046, issued by Financial Guaranty Insurance Company (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2007).

Exhibit 10.3 Yield Maintenance Agreement, dated as of the June 28, 2007, between The Bank of New York Trust Company, N.A., not in its individual capacity but solely as Indenture Trustee, for the benefit of the GMACM Home Equity Loan Trust 2007-HE2, and HSBC Bank USA, National Association, which is comprised of a Confirmation and a Credit Support Annex (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2007).

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  July 25, 2007



                              GMACM Home Equity Loan Trust 2007-HE2
                                (Issuing entity)

                              By:  GMAC Mortgage, LLC, as Servicer


                                    By:  /s/ Tim Magauran
                                         Name:   Tim Magauran
                                         Title:  Limited Signing Officer

               EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS